Shareholder Fees {- Consumer Finance Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 | Consumer Finance Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none